Legal Actions (Details) $ in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2020 legal_action	Feb. 21, 2020 USD ($)	Nov. 30, 2016 USD ($)	Jul. 13, 2012 USD ($)	Jan. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2015 legal_action	Dec. 31, 2021 USD ($) legal_action	Sep. 09, 2021 USD ($)	Nov. 30, 2020 legal_action	Apr. 20, 2018 USD ($)	Jul. 31, 2017 legal_action	Nov. 17, 2016 legal_action
Legal Actions (Textual) [Abstract]
Loss Contingency, Claims Settled, Number | legal_action	2
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued									$ 2,900.0
ATM Access Fee Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action														3
Loss Contingency, Estimate of Possible Loss									$ 20.8
Retail Sales Practices, CPI and GAP, and Mortgage interest rate lock matters [Member]
Legal Actions (Textual) [Abstract]
Civil Money Penalty												$ 1,000.0
Automobile Lending Matters [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action													1
Loss Contingency, Damages Awarded, Value						$ 45.0
Commercial Lending Shareholder Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action											1
Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss				$ 6,600.0
Litigation Settlement, Additional Funding			$ 900.0
Distribution to class merchants (percent)				0.10%
Distribution period to class merchants				8 months
Litigation Settlement, Expense			6,200.0
Litigation Settlement, Funds Remaining from 2012			5,300.0
Litigation Settlement, Additional Funding Allocated to WFC			$ 94.5
Mortgage Lending Matters - Hernandez V Wells Fargo [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency Accrual, Payments							$ 18.5
Mortgage Lending Matters - Hernandez V Wells Fargo [Member] | Subsequent event [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Damages Awarded, Value					$ 22.0
Mortgage Lending Matters - Ryder case [Member] | Subsequent event [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Damages Awarded, Value					$ 12.0
Mortgage Lending Matters (OCC) [Member]
Legal Actions (Textual) [Abstract]
Civil Money Penalty										$ 250.0
Nomura/Natixis [Member]
Legal Actions (Textual) [Abstract]
Number Of Third Party Complaints | legal_action								7
Retail Sales Practices Matters, Department Of Justice (DOJ) [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Settlement Agreement, Date		February 21, 2020
Loss Contingency, Laws Affected		The Department of Justice criminal settlement also includes the Company’s agreement that the facts set forth in the settlement document constitute sufficient facts for the finding of criminal violations of statutes regarding bank records and personal information.
Retail Sales Practices Matters, Securities And Exchange Commission (SEC) [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Settlement Agreement, Date		February 21, 2020
Loss Contingency, Laws Affected		The SEC order contains a finding, to which the Company consented, that the facts set forth include violations of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder.
Sales Practice Matters [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Damages Awarded, Value		$ 3,000.0
Seminole Tribe - Administration of a minor’s trust [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Pending Claims, Number | legal_action									3